Inventories	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories	6. INVENTORIES Inventory balance as of February 28, 2017:
2017
Finished goods	$42,068
Total inventories	42,068
6. INVENTORIES Inventory balance as of March 31, 2017:
2017
Finished goods	$41.122
Total inventories	41,122
6. INVENTORIES Inventory balance as of December 31, 2016:
2016
Finished goods	$43,735
Total inventories	$43,735